Loss Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Loss Per Share
10.	Loss Per Share

	Nine months ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(8,548)	(86,555)	(13,432)

Denominator:
Weighted average number of shares outstanding	23,358,747	43,709,910	43,709,910

Loss per share - basic and diluted	(0.37)	(1.98)	(0.31)

For the periods presented herein, the computation of basic loss per share using the two-class
method is not applicable as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company. The effects of all outstanding options and oth
e
r participating securities were also excluded from the computation of diluted loss per share as their effects would be anti-dilutive during the periods.